LEASES - Sales-Type Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Less than one year	$ 333	$ 305
One to two years	333	305
Two to three years	333	305
Three to four years	333	305
Four to five years	333	305
More than five years	8,499	8,102
Payments to be received	$ 10,164	$ 9,627